Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and by geographic area
Adjusted EBITDA from continuing operations		$ 15,338	$ 11,972	$ 6,514
Adjusted EBITDA		15,342	12,181	7,081
Depreciation, depletion and amortization		(3,708)	(3,487)	(3,719)
Dividends received and interest from associates and joint ventures		(406)	(193)	(318)
Impairment and other results on non-current assets	$ 193	(294)	(1,240)	(8,708)
Operating income (loss)		10,930	7,052	(6,231)
Financial results, net		(3,019)	1,843	(10,654)
Equity results in associates and joint ventures		98	309	(445)
Impairment and others results in associates and joint ventures	$ 18	(180)	(1,220)	(349)
Income taxes		(1,495)	(2,781)	5,249
Net income (loss) from continuing operations		6,334	5,203	(12,430)
Loss from discontinued operations		(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests		21	(8)	(501)
Net income (loss) attributable to noncontrolling interests from discontinued operations		(7)	2	10
Net income (loss) from continuing operations attributable to Vale's stockholders		6,313	5,211	(11,929)
Loss from discontinued operations attributable to Vale's stockholders		(806)	(1,229)	(200)
Discontinued operations
Information by business segment and by geographic area
Adjusted EBITDA		4	209	567
Depreciation, depletion and amortization		(1)	(347)	(310)
Dividends received and interest from associates and joint ventures		(3)	(4)
Impairment of non-current assets		(885)	(1,738)	(157)
Operating income (loss)		(885)	(1,880)	100
Financial results, net		(28)	20	(147)
Equity results in associates and joint ventures		(2)	3	6
Income taxes		102	630	(149)
Loss from discontinued operations		(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests from discontinued operations		(7)	2	10
Loss from discontinued operations attributable to Vale's stockholders		$ (806)	$ (1,229)	$ (200)